United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BlueFoot Partners, LLC
Address:  514 19th Ave. E., Suite D
	  Seattle, WA  98112

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John Ray-Keil
Title: 	Chief Financial Officer
Phone:	(206) 322-5505

Signature, Place, and Date of Signing:

	John Ray-Keil		               Seattle, Washington  		 February 11, 2010
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             62
Form 13 Information Table Value Total:             118,374  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

ACTIVISION BLIZZARD INC COM 	COM	00507V109	249 		20,000 		SH		SOLE			20,000
AGFEED INDUSTRIES, INC. CMN	COM	00846L101	103 		35,000 		SH		SOLE			35,000
AGNICO EAGLE MINES LTD CMN	COM	008474108	11,505 		150,000 	SH		SOLE			150,000
AKORN INC CMN			COM	009728106	1,730 		285,000 	SH		SOLE			285,000
ALPHA NATURAL RESOURCES, INC.	COM	02076X102	600 		10,000 		SH		SOLE			10,000
ANGLOGOLD ASHANTI SPONSORED ADR	COM	035128206	2,708 		55,000 		SH		SOLE			55,000
ARCH COAL INC CMN		COM	039380100	6,136 		175,000 	SH		SOLE			175,000
BARRICK GOLD CORPORATION CMN	COM	067901108	3,989 		75,000 		SH		SOLE			75,000
BOSTON SCIENTIFIC CORP.		COM	101137107	757 		100,000 	SH		SOLE			100,000
BOYD GAMING CORPORATION CMN	COM	103304101	742 		70,000 		SH		SOLE			70,000
BP P.L.C. SPONSORED ADR CMN	COM	055622104	44 		1,000 		SH		SOLE			1,000
CAMECO CORPORATION CMN		COM	13321L108	6,865 		170,000 	SH		SOLE			170,000
CELADON GROUP INC COM		COM	150838100	250 		16,894 		SH		SOLE			16,894
CHENIERE ENERGY INC COM NEW	COM	16411R208	110 		20,000 		SH		SOLE			20,000
CHINA SHEN ZHOU MINING INC.	COM	16942H109	865 		103,000 	SH		SOLE			103,000
CISCO SYS INC COM		COM	17275R102	303 		15,000 		SH		SOLE			15,000
COMPANIA DE MINAS BUENAVENTURA	COM	204448104	4,406 		90,000 		SH		SOLE			90,000
COMPASS MINERALS INTL, INC. CMN	COM	20451N101	893 		10,000 		SH		SOLE			10,000
CRAFT BREWERS ALLIANCE, INC CMN	COM	224122101	3,215 		435,000 	SH		SOLE			435,000
DEX ONE CORP CMN		COM	25212W100	560 		75,000 		SH		SOLE			75,000
E M C CORP MASS COM		COM	268648102	344 		15,000 		SH		SOLE			15,000
ELECTRONIC ARTS INC COM		COM	285512109	246 		15,000 		SH		SOLE			15,000
ENTEGRIS, INC. CMN		COM	29362U104	747 		100,000 	SH		SOLE			100,000
ENTEROMEDICS INC CMN		COM	29365M208	862 		280,000 	SH		SOLE			280,000
ENTROPIC COMMUNICATIONS INC	COM	29384R105	362 		30,000 		SH		SOLE			30,000
GOLD FIELDS LTD SPONSORED ADR	COM	38059T106	3,626 		200,000 	SH		SOLE			200,000
GOLDCORP INC CMN		COM	380956409	3,449 		75,000 		SH		SOLE			75,000
GREAT BASIN GOLD LTD CMN	COM	390124105	281 		95,000 		SH		SOLE			95,000
HECLA MINING CO. CMN		COM	422704106	4,054 		360,000 	SH		SOLE			360,000
INSITUFORM TECHNOLOGIES INC CL 	COM	457667103	265 		10,000 		SH		SOLE			10,000
JPMORGAN CHASE & CO COM		COM	46625H100	212 		5,000 		SH		SOLE			5,000
LEAPFROG ENTERPRISES INC CL A	COM	52186N106	167 		30,000 		SH		SOLE			30,000
LOCAL.COM CORP CMN		COM	53954R105	649 		100,000 	SH		SOLE			100,000
MARKET VECTORS ETF GOLD MINERS	ETF	57060U100	10,757 		175,000 	SH		SOLE			175,000
MARKET VECTORS ETF TRUST JR CMN	ETF	57060U589	8,377 		210,000 	SH		SOLE			210,000
MASSEY ENERGY COMPANY CMN	COM	576206106	3,488 		65,000 		SH		SOLE			65,000
MIPS TECHNOLOGIES INC CMN	COM	604567107	379 		25,000 		SH		SOLE			25,000
MOLSON COORS BREWING CO CL B	COM	60871R209	502 		10,000 		SH		SOLE			10,000
MOLYCORP, INC. CMN		COM	608753109	374 		7,500 		SH		SOLE			7,500
MONSANTO COMPANY CMN		COM	61166W101	696 		10,000 		SH		SOLE			10,000
MURPHY OIL CORP COM		COM	626717102	224 		3,000 		SH		SOLE			3,000
MYR GROUP INC DEL COM		COM	55405W104	420 		20,000 		SH		SOLE			20,000
NVIDIA CORP COM			COM	67066G104	462 		30,000 		SH		SOLE			30,000
ODYSSEY MARINE EXPLORATION COM	COM	676118102	1,182 		425,000 	SH		SOLE			425,000
ORIGIN AGRITECH LIMITED CMN	COM	G67828106	1,065 		100,000 	SH		SOLE			100,000
PATTERSON-UTI ENERGY, INC. CMN	COM	703481101	4,310 		200,000 	SH		SOLE			200,000
PHYSICIANS FORMULA HOLDINGS, 	COM	719427106	1,004 		267,000 	SH		SOLE			267,000
POTASH CORP. OF SASKATCHEWAN	COM	73755L107	7,742 		50,000 		SH		SOLE			50,000
POWERWAVE TECHNOLOGIES INC CMN	COM	739363109	381 		150,000 	SH		SOLE			150,000
PUT/HOV     @  1 EXP 02/19/2011	PUT	442487203	6 		2,500 		SH		SOLE			2,500
QUANTA SVCS INC COM		COM	747525103	498 		25,000 		SH		SOLE			25,000
RARE ELEMENT RESOURCES LTD CMN	COM	75381M102	1,124 		70,000 		SH		SOLE			70,000
RUBICON MINERALS CORPORATION 	COM	780911103	1,884 		330,000 	SH		SOLE			330,000
SOCIEDAD QUIMICA MINERAL 	COM	833635105	584 		10,000 		SH		SOLE			10,000
SUNCOR ENERGY INC. CMN		COM	867224107	4,786 		125,000 	SH		SOLE			125,000
THE MOSAIC COMPANY CMN		COM	61945A107	458 		6,000 		SH		SOLE			6,000
TIMBERLINE RESOURCES CMN	COM	887133106	678 		570,000 	SH		SOLE			570,000
U.S. GLOBAL INVESTORS INC A CMN	COM	902952100	1,797 		221,000 	SH		SOLE			221,000
URANERZ ENERGY CORPORATION CMN	COM	91688T104	200 		50,000 		SH		SOLE			50,000
YAMANA GOLD INC CMN		COM	98462Y100	3,328 		260,000 	SH		SOLE			260,000
ZAGG INCORPORATED CMN		COM	98884U108	191 		25,000 		SH		SOLE			25,000
ZOGENIX, INC. CMN		COM	98978L105	184 		32,500 		SH		SOLE			32,500
